Average Annual Total Returns - Kotak India Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar India Index (reflects no deduction for fees, expenses or taxes), Kotak India Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.46%	14.49%	10.25%
MSCI India Index (Gross Total Return) (reflects no deduction for fees, expenses or taxes), Kotak India Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	12.41%	13.11%	9.01%
MSCI India Index (Net Total Return), Kotak India Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3],[4]	11.21%	12.52%	8.73%
Investor Class, Kotak India Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		11.02%	10.42%	8.15%
Investor Class, Kotak India Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.56%	9.50%	7.01%
Investor Class, Kotak India Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.37%	8.64%	6.52%
Class A, Kotak India Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.92%	9.20%	7.54%
Class C, Kotak India Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		9.24%	9.59%	7.36%
Class I, Kotak India Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		11.26%	10.68%	8.43%
Class II, Kotak India Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		11.51%	10.96%	8.56%

[1]	Additional index.
[2]	Source: MSCI Analytics.
[3]	Broad-based securities market index.
[4]	The MSCI India Index (Net Total Return) is replacing the MSCI India Index (Gross Total Return) as the Fund’s broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund’s investment profile. Information on both indices will be shown for a one-year transition period.